401(k) PROFIT-SHARING PLAN	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
401(k) PROFIT-SHARING PLAN

NOTE 8 - 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the nine months ended September 30, 2021 and 2020, no employer contributions were made, and as of September 30, 2021 contributions to the plan will no longer be accepted as the plan is no longer active.